SHARE-BASED PAYMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
14.	SHARE-BASED PAYMENTS

The Company has three share-based compensation plans under which awards may be granted to employees, namely, the Share Option Scheme, the 2013 Share Award Scheme and the 2021 Share Award Scheme. The maximum aggregate numbers of ordinary shares that are authorized to be issued under the Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme are 209,750,000, 215,376,304 and 209,216,310, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.

Share Option Scheme

A summary of the activity under the Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	0.98
Granted	8,417,040	0.07	0.18
Forfeited	(8,985,112)	0.07	0.99
Exercised	(11,643,164)	0.07	0.54
Outstanding, June 30, 2022 (unaudited)	49,548,966	0.07	0.84	6.37	0.22
Vested and expected to vest at June 30, 2022 (unaudited)	49,548,966	0.07	0.84	6.37	0.22
Exercisable at June 30, 2022 (unaudited)	29,571,662	0.07	0.50	5.60	0.22

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at the end of periods presented and the option’s respective exercise price. Total intrinsic values of options exercised for the six months ended June 30, 2021 and 2022 were RMB179,681 and RMB17,348 (US$2,590), respectively.

The total weighted average grant-date fair value of the share-based awards granted during the six months ended June 30, 2021 and 2022 were US$3.15 and US$0.18 per option, respectively. The aggregate fair value of the share-based awards vested during the six months ended June 30, 2021 and 2022 were RMB32,944 and RMB53,103 (US$7,928), respectively.

As of June 30, 2022, there were RMB71,228 (US$10,634) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.27 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

14.	SHARE-BASED PAYMENTS (continued)

2013 Share Award Scheme

A summary of the activity for the restricted shares issued under the Share Award Scheme is stated below:

	Number of	Weighted-average
	shares	grant date fair value
		US$
Outstanding, December 31, 2021	57,987,266	1.32
Granted	10,309,125	0.73
Cancelled	(4,136,945)	2.09
Vested	(3,656,739)	1.34
Forfeited	(5,176,536)	1.73
Outstanding, June 30, 2022 (unaudited)	55,326,171	1.11
Expected to vest at June 30, 2022 (unaudited)	55,326,171	1.11

The total weighted average grant-date fair value of the share-based awards granted during six months ended June 30, 2022 were US$0.73 per share. No restricted share was granted during the six months ended June 30, 2021. The aggregate fair value of the share-based awards vested during the six months ended June 30, 2021 and 2022 were RMB13,417 and RMB32,894 (US$4,911), respectively.

As of June 30, 2022, there were RMB224,534 (US$33,522) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.50 years. The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates, which was based on the price of the Company’s publicly traded shares. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

A summary of the activity for the options issued under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	0.22
Forfeited	(478,400)	0.87	0.30	—	—
Outstanding, June 30, 2022 (unaudited)	27,390,020	0.83	0.31	7.50	—
Vested and expected to vest at June 30, 2022 (unaudited)	27,390,020	0.83	0.31	7.50	—
Exercisable at June 30, 2022 (unaudited)	9,908,740	0.83	0.31	7.50	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at the end of periods presented and the option’s respective exercise price. Total intrinsic value of options exercised for the six months ended June 30, 2021 were RMB1,614. Total intrinsic value of options exercised for the six months ended June 30, 2022 was RMB nil (US$ nil) as no option was exercised.

No options were granted during the the six months ended June 30, 2022. The aggregate fair value of the share-based awards vested during the six months ended June 30, 2021 and 2022 were RMB7,307 and RMB1,421 (US$212), respectively.

14.	SHARE-BASED PAYMENTS (continued)

2013 Share Award Scheme (Continued)

As of June 30, 2022, there were RMB8,862 (US$1,323) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.01 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2021 Share Award Scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the options issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	—	—	—	—	—
Granted	85,590,755	0.01	0.38
Exercised	(1,736,106)	0.01	0.32
Forfeited	(10,342,579)	0.01	0.40
Outstanding, June 30, 2022 (unaudited)	73,512,070	0.01	0.38	9.69	0.29
Vested and expected to vest at June 30, 2022 (unaudited)	73,512,070	0.01	0.38	9.69	0.29
Exercisable at June 30, 2022 (unaudited)	3,594,126	0.01	0.32	9.70	0.29

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at the end of periods presented and the option’s respective exercise price. Total intrinsic value of options exercised for the six months ended June 30, 2022 were RMB3,336 (US$498).

The total weighted-average grant date fair value of the share-based awards granted during the six months ended June 30, 2022 were US$0.38 per option. The aggregate fair value of the share-based awards vested during the six months ended June 30, 2022 were RMB11,415 (US$1,704).

As of June 30, 2022, there were RMB121,256 (US$18,103) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 2.58 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

14.	SHARE-BASED PAYMENTS (continued)

Others

In connection with the acquisition of Shenzhen Yunfan, the Company granted 11,684,432 restricted shares to certain employees that contain 1-3 years service vesting condition. As of December 31, 2021 and June 30, 2022, 2,278,360 of restricted shares were vested. As of June 30, 2022, there were RMB68,849 (US$10,279) of total unrecognized share-based compensation expenses related to these unvested share-based awards that will be recognized over approximately 1 year.

Fair value of share options

The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted are as follows:

For the six months ended June 30
	2021	2022
	(unaudited)	(unaudited)
Risk-free rate	1.13%-1.62%	1.75%-2.00%
Expected volatility range	36.47%-38.03%	35.62%-42.06%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$3.04-US$3.49	US$0.33-US$0.73

Share-based awards of Camelot

Camelot subsidiary also has an equity incentive plan granting share-based awards that contain 3 year service vesting condition (the “Camelot Award “). The portion relating to the acquisition-date fair-value-based measure of the Camelot Award that was attributable to precombination service was recognized as noncontrolling interest and the portion relating to any remaining postcombination service was recognized as share-based compensation expenses in the Group’s consolidated financial statements. The Group did not grant any share-based awards under the Camelot Award after its acquisition of Camelot.

As of June 30, 2022, there were RMB66,193 (US$9,882) of total unrecognized share-based compensation expenses related to these unvested share-based awards that will be recognized over approximately 1.17 years.

14.	SHARE-BASED PAYMENTS (continued)

The acquisition date fair value of each share-based award is estimated on the date of modification using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Cost of revenues	8,460	6,828	1,019
Selling and marketing expenses	38,844	42,956	6,413
General and administrative expenses	70,600	101,833	15,204
Research and development expenses	81,301	55,122	8,229
	199,205	206,739	30,865

14.	SHARE-BASED PAYMENTS

During the nine months ended September 30, 2022, the Board of Directors approved the grants of 116,581,517 awards and 8,667,040 awards to employees under the Share Award Scheme and Share Option Scheme, respectively. The share-based awards are accounted for as equity awards, and generally contain service vesting conditions and generally vest over a period from two to five years. The fair value of the awarded shares is the price of the Company’s publicly traded shares at their respective grant dates.

Fair value of share options

The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted are as follows:

For the nine months ended September 30,
	2021	2022
	(unaudited)	(unaudited)
Risk-free rate	1.13%-1.62%	1.75%-2.93%
Expected volatility range	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$1.97-US$3.49	US$0.24-US$0.73

Share based compensation expense for the nine months ended September 30, 2021 and 2022 were RMB309,211 and RMB258,565 (US$36,348), respectively.